Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Warrant liability
Opening balance	$ 5,724	$ 4,647
Warrants fair value at grant date - December 30, 2025	3,961	0
Remeasurement of warrant liability	4,498	4,962
Foreign currency translation reserve	(11)	0
Exercise of warrants	0	(3,885)
Closing Balance	$ 14,172	$ 5,724